Income Taxes - Reconciliation of Company's Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal income tax expense at statutory tax rate, Amount	$ 21,617	$ 25,656	$ 62,812
Effect of non-taxable REIT income, Amount	(32,501)	(40,366)	(74,480)
State income taxes, net of federal benefit, Amount	(3,652)	(2,823)	(3,380)
Other, Amount	489	737	(32)
Valuation allowance, Amount	0	0	0
Total benefit from income taxes	$ (14,047)	$ (16,796)	$ (15,080)
Federal income tax expense at statutory tax rate, Rate	35.00%	35.00%	35.00%
Effect of non-taxable REIT income, Rate	(52.60%)	(55.10%)	(41.50%)
State income taxes, net of federal benefit, Rate	(5.90%)	(3.90%)	(1.90%)
Other, Rate	0.80%	1.10%	0.00%
Valuation allowance, Rate	0.00%	0.00%	0.00%
Benefit from income taxes	(22.70%)	(22.90%)	(8.40%)